UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140
                                                     ---------

                       Phoenix Institutional Mutual Funds
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,           John H. Beers, Esq.
    Counsel and Secretary for Registrant       Vice President and Counsel
       Phoenix Life Insurance Company        Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899               Hartford, CT 06103-2899
    -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2007
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.



PHOENIX INSTITUTIONAL MUTUAL FUNDS
GLOSSARY
SEPTEMBER 30, 2007 (UNAUDITED)


AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC
FINANCIAL GUARANTY INSURANCE COMPANY

FSA
FINANCIAL SECURITY ASSURANCE, INC.

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

PSF
THE PERMANENT SCHOOL FUND

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Institutional Bond Fund

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                  (UNAUDITED)


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

U.S. GOVERNMENT SECURITIES--3.1%

U.S. TREASURY NOTES--0.0%
U.S. Treasury Note 5.125%, 5/15/16                    $   40    $     41,678

U.S. TREASURY BONDS--3.1%
U.S. Treasury Bond 4.50%, 2/15/36                      2,240       2,123,625
U.S. Treasury Bond 4.75%,
2/15/37                                                1,175       1,158,752
                                                                ------------
                                                                   3,282,377
                                                                ------------
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $3,178,863)                                       3,324,055
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--18.2%

FHLMC 5.50%, 8/1/18                                      260         259,552
FHLMC 4.50%, 10/1/18                                     473         456,030
FNMA 5%, 2/1/18                                          686         674,394
FNMA 4.50%, 9/1/18                                       457         440,347
FNMA 4.50%, 11/1/18                                      942         909,153
FNMA 5%, 11/1/20                                         445         436,302
FNMA 5.50%, 6/1/21                                       315         314,619
FNMA 6%, 5/1/29                                          142         142,885
FNMA 6%, 6/1/29                                          573         577,382
FNMA 6%, 11/1/29                                         292         293,943
FNMA 7%, 11/1/30                                          44          45,506
FNMA 6%, 11/1/31                                         110         110,562
FNMA 6%, 12/1/32                                          80          80,352
FNMA 5.50%, 4/1/33                                       354         347,596
FNMA 5.50%, 4/1/33                                       550         540,459
FNMA 5.50%, 4/1/33                                       628         616,774
FNMA 5%, 7/1/33                                          250         239,199
FNMA 6.50%, 8/1/33                                       375         384,171
FNMA 4.50%, 9/1/33                                       234         217,849
FNMA 5.50%, 9/1/33                                     1,149       1,129,046
FNMA 5.50%, 4/1/34                                       379         371,759
FNMA 5.50%, 11/1/34                                    1,710       1,678,688
FNMA 5.50%, 12/1/34                                    1,456       1,426,028
FNMA 5.50%, 1/1/35                                       639         627,050
FNMA 5%, 7/1/35                                          401         383,043
FNMA 5%, 11/1/35                                       2,430       2,321,682
FNMA 5.50%, 12/1/35                                      502         492,016



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

FNMA 6.50%, 8/1/36                                    $1,647    $  1,677,289
FNMA 6%, 2/1/37                                          974         975,619
FNMA 04-W6, 1A4 5.50%, 7/25/34                           373         372,212
GNMA 7%, 8/15/29                                          62          64,503
GNMA 6.50%, 12/15/31                                      26          26,859
GNMA 6.50%, 12/15/31                                     278         285,040
GNMA 6.50%, 1/15/32                                        5           5,615
GNMA 6.50%, 1/15/32                                       21          21,820
GNMA 6.50%, 3/15/32                                       48          49,003
GNMA 5%, 9/15/33                                         639         619,212

--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $19,811,151)                                     19,613,559
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--0.8%

FHLB 6%, 6/29/22                                         280         283,541
FHLMC 5.20%, 3/5/19                                      280         275,470
FHLMC 5.30%, 5/12/20                                     280         273,882

--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $824,345)                                           832,893
--------------------------------------------------------------------------------

MUNICIPAL BONDS--6.6%

CALIFORNIA--2.1%
Alameda Corridor Transportation Authority
   Taxable Series C 6.50%, 10/1/19
   (MBIA Insured)                                        930         990,803
Azusa Public Financing Authority Taxable 5%,
   7/1/39 (FSA)                                        1,140       1,181,770
Oakland Pension Obligation Taxable Series A 6.95%,
   12/15/08 (MBIA Insured)                                66          67,559
Oakland Pension Obligation Taxable Series A 6.98%,
   12/15/09 (MBIA Insured)                                34          35,462
                                                                ------------
                                                                   2,275,594
                                                                ------------
COLORADO--0.3%
Denver City & County School District No. 1 Pension
   Obligation Certificate of Participation Taxable
   6.76%, 12/15/07 (AMBAC Insured)(g)                     10          10,036

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

COLORADO--(CONTINUED)
Denver City and County School District No. 1
   Pension Obligation Certificate of Participation
   Taxable 6.76%, 12/15/07 (AMBAC Insured)            $  255    $    255,869
                                                                ------------
                                                                     265,905
                                                                ------------
CONNECTICUT--1.2%
Mashantucket Western Pequot Tribe Taxable Series A
   144A 6.91%, 9/1/12 (MBIA Insured)(b)                  555         575,379
Mashantucket Western Pequot Tribe Taxable Series A
   144A (FSA Insured) 6.57%, 9/1/13(b)                   675         705,058
                                                                ------------
                                                                   1,280,437
                                                                ------------
FLORIDA--1.2%
Miami-Dade County Educational Facilities Authority
   Series C 5.46%, 4/1/15                                165         162,710
Orange County Tourist Development Taxable 5%,
   10/1/17 (MBIA)                                      1,040       1,134,838
                                                                ------------
                                                                   1,297,548
                                                                ------------
ILLINOIS--0.4%
Kane, Cook & Du Page Counties School District
   No. 46 Taxable Series D 5%, 1/1/10 (FGIC Insured)     265         265,034
McHenry County Community Unified School District
   No. 12 Taxable 5%, 12/1/11 (FSA Insured)              135         134,841
                                                                ------------
                                                                     399,875
                                                                ------------
INDIANA--0.3%
Carmel Industrial Redevelopment District County
   Optincome Tax Revenue 5.27%, 12/15/18 (FSA Insured)   335         326,407

MICHIGAN--0.3%
Detroit Taxable 4.97%, 5/1/13 (FSA Insured)              200         197,980
Flat Rock Finance & Development Authority Taxable
   Series A 6.75%, 10/1/16                               145         150,435
                                                                ------------
                                                                     348,415
                                                                ------------
NEW YORK--0.2%
University of Rochester Taxable 5.40%, 7/1/18
   (MBIA Insured)                                        255         251,305

PENNSYLVANIA--0.4%
City of Pittsburgh Pension Obligation Taxable
   Series B 6.35%, 3/1/13 (FGIC Insured)                 400         418,936



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement Funding
   Corp. Taxable Series A 6.72%, 6/1/25               $  198    $    196,457

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,017,126)                                       7,060,879
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.3%

AmeriCredit Automobile Receivables Trust 06-BG,
   A3 5.21%, 10/6/11                                     300         299,956
Bombardier Capital Mortgage Securitization Corp.
   99-A, A3 5.98%, 1/15/18(c)                            394         373,100
Capital Auto Receivables Asset Trust 04-2,
   A3 3.58%, 1/15/09                                     619         616,666
Capital Auto Receivables Asset Trust 04-2, D
   144A 5.82%, 5/15/12(b)                                270         267,560
Capital One Auto Finance Trust 07-B, A3A 5.03%,
   4/15/12                                               775         774,130
Carmax Auto Owner Trust 05-1 C 4.82%,
   10/15/11                                              500         494,108
Carmax Auto Owner Trust 07-2, A3 5.23%,
   12/15/11                                              350         350,882
Chase Manhattan Auto Owner Trust 03-C, A4 2.94%,
   6/15/10                                               164         163,775
Conseco Finance Securitizations Corp. 01-3, A4
   6.91%, 5/1/33(c)                                      258         270,038
Credit Suisse Mortgage 07-NC1, 2A1 5.731%,
   9/25/37(c)                                            658         655,195
Daimler Chrysler Auto Trust 06-A, B 5.14%,
   9/8/12                                                380         376,797
Ford Credit Auto Owner Trust 07-A, A3B 5.783%,
   8/15/11(c)                                            485         479,588
Irwin Home Equity Corp. 06-1, 2A2 144A 5.39%,
   9/25/35(b)(c)                                         290         285,806
Nomura Asset Acceptance Corp. 07-1, 1A2 5.669%,
   3/25/47(c)                                            795         791,273
Renaissance Home Equity Loan Trust 05-3, AF3
   4.814%, 11/25/35(c)                                   250         247,393
Renaissance Home Equity Loan Trust 06-2, AF4
   6.115%, 8/25/36(c)                                  1,015       1,009,995
Saxon Asset Securities Trust 05-3, A2C 5.411%,
   11/25/35(c)                                           449         446,257

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,922,936)                                       7,902,519
--------------------------------------------------------------------------------

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

DOMESTIC CORPORATE BONDS--23.4%


AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. Series B 6.375%, 10/15/15    $  150    $    148,125

AIRLINES--2.6%
American Airlines, Inc. 01-1 6.977%, 5/23/21             564         527,013
American Airlines, Inc. 99-1 7.024%, 10/15/09            565         573,701
Continental Airlines, Inc. 98-1A 6.648%, 3/15/19         653         659,169
Delta Air Lines, Inc. 00-1 7.379%, 5/18/10               472         476,885
JetBlue Airways Corp. 04-2 8.658%, 11/15/08(c)           351         351,039
United Airlines, Inc. 01-1 6.071%, 9/1/14                235         236,299
                                                                ------------
                                                                   2,824,106
                                                                ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Salvation Army (The) 5.48%, 9/1/17                       185         184,291

APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17                               70          66,808

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Allied Capital Corp. 6%, 4/1/12                          155         154,240
Janus Capital Group, Inc. 6.25%, 6/15/12                 215         217,963
                                                                ------------
                                                                     372,203
                                                                ------------
AUTO PARTS & EQUIPMENT--0.1%
TRW Automotive Inc. 144A 7%, 3/15/14(b)                  100          97,500

AUTOMOBILE MANUFACTURERS--0.1%
Daimler Finance North America LLC 6.50%, 11/15/13        155         160,723

AUTOMOTIVE RETAIL--0.2%
AutoNation, Inc. 7%, 4/15/14                             215         206,400

BROADCASTING & CABLE TV--0.6%
Comcast Corp. 5.30%, 1/15/14                             160         155,340
Comcast Corp. 5.875%, 2/15/18                            225         221,319
EchoStar DBS Corp. 6.625%, 10/1/14                       215         216,612
Time Warner Cable, Inc. 144A 5.85%, 5/1/17(b)            105         102,082
                                                                ------------
                                                                     695,353
                                                                ------------
BUILDING PRODUCTS--0.1%
Masco Corp. 5.85%, 3/15/17                                70          67,538
Owens Corning, Inc. 6.50%, 12/1/16                        55          53,121
                                                                ------------
                                                                     120,659
                                                                ------------



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15           $  165    $    131,367
MGM MIRAGE 8.50%, 9/15/10                                 20          21,000
                                                                ------------
                                                                     152,367
                                                                ------------
COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16                       160         158,930

COMPUTER HARDWARE--0.1%
International Business Machines Corp. 5.70%, 9/14/17     110         110,576

COMPUTER STORAGE & PERIPHERALS--0.2%
Seagate Technology HDD Holdings, Inc. 6.375%, 10/1/11    220         217,250

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
Case Corp. 7.25%, 1/15/16                                165         171,600

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. (Ireland) 6%, 9/30/16(e)               215         208,902

CONSUMER FINANCE--1.5%
Capital One Financial Corp. 5.25%, 2/21/17                95          87,387
Ford Motor Credit Co. LLC 8.625%, 11/1/10                210         208,325
GMAC LLC 6.875%, 9/15/11                                 170         161,919
GMAC LLC 6.75%, 12/1/14                                  235         213,291
HSBC Finance Corp. 6.75%, 5/15/11                        235         245,097
HSBC Finance Corp. 6.375%, 11/27/12                       95          98,289
Residential Capital LLC 6%, 2/22/11                      120          97,800
SLM Corp. 3.638%, 2/1/10(c)                              600         524,838
                                                                ------------
                                                                   1,636,946
                                                                ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17      175         166,076

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc. 7.25%, 9/1/16                 210         211,050

DIVERSIFIED BANKS--0.2%
KeyBank NA 5.70%, 8/15/12                                215         215,820

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.85%, 8/16/16                   200         201,332

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.8%
ARAMARK Services, Inc. 5%, 6/1/12                        250         221,875
Equifax, Inc. 6.30%, 7/1/17                              230         231,791

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--(CONTINUED)
International Lease Finance Corp. 4.75%, 1/13/12      $  465    $    450,745
                                                                ------------
                                                                     904,411
                                                                ------------
DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
   8.394%, 4/1/15(c)(e)                                  235         244,694

DRUG RETAIL--0.1%
CVS Caremark Corp. 5.75%, 6/1/17                         115         112,246

ELECTRIC UTILITIES--0.8%
Florida Power Corp. Series A 5.80%, 9/15/17              215         215,653
Great River Energy 144A 5.829%, 7/1/17(b)                225         233,032
PPL Capital Funding Trust I Series A 4.33%, 3/1/09       210         207,626
Southern Power Co. Series D 4.875%, 7/15/15              225         210,365
                                                                ------------
                                                                     866,676
                                                                ------------
ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. Series B 5.75%,
   2/15/11                                               120         118,500

FOOD RETAIL--0.2%
Kroger Co. (The) 6.80%, 12/15/18                         110         114,988
SUPERVALU, Inc. 7.50%, 11/15/14                          115         117,587
                                                                ------------
                                                                     232,575
                                                                ------------
GAS UTILITIES--0.3%
AmeriGas Partners LP 7.25%, 5/20/15                      115         113,850
Knight, Inc. 6.50%, 9/1/12                               165         164,200
                                                                ------------
                                                                     278,050
                                                                ------------
GENERAL MERCHANDISE STORES--0.2%
Target Corp. 5.375%, 5/1/17                              225         215,804

HEALTH CARE DISTRIBUTORS--0.2%
Cardinal Health, Inc. 144A 6%, 6/15/17(b)                215         214,506

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 144A 9.25%, 11/15/16(b)                        195         207,675

HEALTH CARE SERVICES--0.1%
Quest Diagnostics, Inc. 6.40%, 7/1/17                    100         101,141

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16                  215         214,218

HOME IMPROVEMENT RETAIL--0.2%
Lowe's Cos., Inc. 6.10%, 9/15/17                         220         222,280



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

HOTELS, RESORTS & CRUISE LINES--0.4%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16           $  230    $    227,789
Starwood Hotels & Resort Worldwide, Inc. 6.25%,
   2/15/13                                               180         180,657
                                                                ------------
                                                                     408,446
                                                                ------------
HOUSEHOLD APPLIANCES--0.2%
Black & Decker Corp. (The) 5.75%, 11/15/16               175         170,990

HOUSEHOLD PRODUCTS--0.4%
Kimberly-Clark Corp. 6.125%, 8/1/17                      265         272,957
Procter & Gamble Co. 5.55%, 3/5/37                       195         186,297
                                                                ------------
                                                                     459,254
                                                                ------------
INTEGRATED OIL & GAS--0.2%
ConocoPhillips Canada Funding Co. 5.625%, 10/15/16       175         174,323

INTEGRATED TELECOMMUNICATION SERVICES--1.4%
AT&T Corp. 7.30%, 11/15/11                               110         118,171
AT&T, Inc. 5.625%, 6/15/16                               295         292,495
Citizens Communications Co. 6.25%, 1/15/13               175         171,500
Embarq Corp. 6.738%, 6/1/13                              105         109,172
Embarq Corp. 7.082%, 6/1/16                              110         114,036
Qwest Corp. 7.875%, 9/1/11                               105         110,250
Qwest Corp. 144A 6.50%, 6/1/17(b)                        115         112,700
Verizon Communications, Inc. 4.90%, 9/15/15              175         166,696
Verizon Communications, Inc. 5.50%, 4/1/17               110         107,781
Windstream Corp. 8.625%, 8/1/16                          150         160,687
                                                                ------------
                                                                   1,463,488
                                                                ------------
INVESTMENT BANKING & BROKERAGE--1.2%
Goldman Sachs Group, Inc. (The) 4.75%, 7/15/13           480         458,145
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14            285         265,106
Merrill Lynch & Co., Inc. 6.11%, 1/29/37                 235         221,184
Morgan Stanley 5.375%, 10/15/15                          400         383,900
                                                                ------------
                                                                   1,328,335
                                                                ------------
LEISURE PRODUCTS--0.2%
Hasbro, Inc. 6.30%, 9/15/17                              215         214,052

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14                     215         206,312

LIFE SCIENCES TOOLS & SERVICES--0.2%
Fisher Scientific International, Inc. 6.125%, 7/1/15     190         186,534

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

MORTGAGE REITs--0.2%
iStar Financial, Inc. 6.05%, 4/15/15                  $  235    $    217,616

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 6.875%, 5/1/12                         120         125,914
Time Warner, Inc. 5.875%, 11/15/16                       105         102,720
                                                                ------------
                                                                     228,634
                                                                ------------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                           100          97,682

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13                     125         120,782
Public Service Co. of New Mexico 4.40%, 9/15/08          250         247,626
                                                                ------------
                                                                     368,408
                                                                ------------
OFFICE ELECTRONICS--0.2%
Xerox Corp. 6.75%, 2/1/17                                255         261,004

OFFICE REITs--0.2%
HRPT Properties Trust 5.75%, 2/15/14                     210         204,544

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.75%, 5/15/18                        275         254,388

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Anadarko Petroleum Corp. 5.95%, 9/15/16                  110         108,945
Apache Corp. 5.625%, 1/15/17                             110         108,390
Chesapeake Energy Corp. 6.25%, 1/15/18                   235         227,950
Denbury Resources, Inc. 7.50%, 4/1/13                    115         118,163
Newfield Exploration Co. 6.625%, 9/1/14                  185         182,687
Plains Exploration & Production Co. 7.75%, 6/15/15       110         108,350
XTO Energy, Inc. 6.25%, 8/1/17                           170         172,592
                                                                ------------
                                                                   1,027,077
                                                                ------------
OIL & GAS REFINING & MARKETING--0.3%
Tesoro Corp. 144A 6.50%, 6/1/17(b)                       165         164,587
Valero Energy Corp. 4.75%, 6/15/13                       220         209,859
                                                                ------------
                                                                     374,446
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
Energy Transfer Partners LP 5.95%, 2/1/15                220         214,475
Kinder Morgan Energy Partners LP 6%, 2/1/17              215         212,565
                                                                ------------
                                                                     427,040
                                                                ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.2%
Citigroup, Inc. 5.50%, 8/27/12                           145         146,611



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
Citigroup, Inc. 5%, 9/15/14                           $  230    $    221,701
Citigroup, Inc. 5.50%, 2/15/17                           150         147,318
General Electric Capital Corp. 5.375%, 10/20/16          465         455,300
JPMorgan Chase & Co. 5.125%, 9/15/14                     185         180,443
JPMorgan Chase & Co. 5.25%, 5/1/15                       205         198,209
                                                                ------------
                                                                   1,349,582
                                                                ------------
PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc. 6.85%, 4/1/16                          170         175,188

PAPER PRODUCTS--0.2%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09           105          93,975
Verso Paper Holdings LLC and Verso Paper, Inc.
   Series B 9.106%, 8/1/14(c)                             70          70,700
                                                                ------------
                                                                     164,675
                                                                ------------
PROPERTY & CASUALTY INSURANCE--0.7%
Berkley (W.R.) Corp. 5.875%, 2/15/13                     215         219,223
HSB Capital I Series B 6.27%, 7/15/27(c)                 365         351,228
Travelers Cos., Inc. 5.75%, 12/15/17                     180         178,366
                                                                ------------
                                                                     748,817
                                                                ------------
PUBLISHING--0.1%
Donnelley (RH), Inc. 144A 8.875%, 10/15/17(b)             60          61,200

RESIDENTIAL REITs--0.2%
UDR, Inc. 5.25%, 1/15/15                                 205         196,463

RESTAURANTS--0.4%
Starbucks Corp. 6.25%, 8/15/17                           215         216,876
Yum! Brands, Inc. 6.25%, 4/15/16                         210         210,268
                                                                ------------
                                                                     427,144
                                                                ------------
RETAIL REITs--0.2%
Tanger Factory Outlet Centers 6.15%, 11/15/15            170         166,173

SPECIALIZED CONSUMER SERVICES--0.1%
Service Corporation International 7%, 6/15/17            110         108,625

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 5.125%, 9/30/14                          285         259,937

SPECIALIZED REITs--0.5%
Health Care REIT, Inc. 5.875%, 5/15/15                   275         263,003
Host Hotels & Resorts LP 6.875%, 11/1/14                 165         165,413
Simon Property Group LP 5.10%, 6/15/15                   110         103,377
                                                                ------------
                                                                     531,793
                                                                ------------

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

STEEL--0.1%
AK Steel Corp. 7.75%, 6/15/12                         $  115    $    117,013

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp. 6.25%, 5/15/16               100          90,496
Washington Mutual, Inc. 4.625%, 4/1/14                   215         195,823
                                                                ------------
                                                                     286,319
                                                                ------------
TOBACCO--0.1%
Reynolds American, Inc. 6.75%, 6/15/17                   155         158,530

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series D 7.375%, 8/1/15      105         106,712
Sprint Nextel Corp. 6%, 12/1/16                          100          96,053
                                                                ------------
                                                                     202,765
                                                                ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $25,508,440)                                     25,286,590
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--31.4%

American Home Mortgage Assets 07-2, M4 5.661%,
   3/25/47(c)                                            345         321,118
Banc of America Alternative Loan Trust 06-9, A1
   6%, 1/25/37                                           913         913,842
Bear Stearns Adjustable Rate Mortgage Trust 05-12,
   13A1 5.452%, 2/25/36(c)                               172         169,761
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.895%, 9/11/38(c)                        770         784,221
Bear Stearns Structured Products, Inc. 04-15, A2
   144A 0%, 11/27/34(b)                                  252         239,299
Bear Stearns Structured Products, Inc. 04-5, A
   144A 0%, 2/25/34(b)                                    51          49,711
Bear Stearns Structured Products, Inc. 05-20N,
   A 144A 8.631%, 10/25/45(b)(c)                         255         253,460
Centrex Home Equity 05-D, AF2 4.94%, 10/25/35(c)         306         304,904
Chase Mortgage Finance Corp. 04-S3, 3A1 6%,
   3/25/34                                               580         577,290
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
   5%, 7/25/35                                           210         204,939
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 05-CD1, AM 5.40%, 7/15/44(c)                    595         579,823
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 06-CD2, A4 5.545%, 1/15/46(c)                   890         883,636



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

Countrywide Home Loan Mortgage Pass-Through Trust
   04-13, 1A1 5.50%, 8/25/34                          $  265    $    264,950
Countrywide Home Loan Mortgage Pass-Through Trust
   07-1, A2 6%, 2/25/37                                1,005       1,002,826
Credit Suisse First Boston Mortgage Securities
   Corp. 04-1, 1A1 5.75%, 2/25/34                        135         134,538
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1 6%, 1/25/36                          785         780,231
Credit Suisse First Boston Mortgage Securities
   Corp. 05-C5, A1 5.046%, 8/15/38(c)                    461         460,557
Credit Suisse Mortgage Capital Certificates 06-C1,
   A4 5.609%, 2/15/39(c)                               1,270       1,273,912
Crown Castle Towers LLC 05-1A, AFX 144A 4.643%,
   6/15/35(b)                                            600         588,858
First Horizon Asset Securities, Inc. 03-2, 1A12
   5.75%, 4/25/33                                        600         583,954
Franchise Mortgage Acceptance Co. Loan Receivables
   Trust 98-CA, A2 144A 6.66%, 1/15/12(b)                178         167,076
GE Capital Commercial Mortgage Corp. 04-C3, A4
   5.189%, 7/10/39(c)                                  1,205       1,186,010
GMAC Mortgage Corp. Loan Trust 05-AR2, 2A 4.866%,
   5/25/35(c)                                            720         728,278
GMAC Mortgage Corp. Loan Trust 06-HE3, A2 5.75%,
   10/25/36(c)                                           355         349,233
Greenwich Capital Commercial Funding Corp. 04-GG1,
   A7 5.317%, 6/10/36(c)                               1,130       1,122,209
Greenwich Structured ARM Products 05-5A, N2 144A
   8.82%, 9/27/45(b)(c)                                  425         425,000
GSAMP Net Interest Margin Trust 05-NC1 144A 5%,
   2/25/35(b)(f)                                           1             649
IndyMac Index Mortgage Loan Trust 06-AR25, 3A1
   6.373%, 9/25/36(c)                                    167         170,370
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%, 1/25/21        428         424,108
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C4, A2 4.567%, 6/15/29(c)                        1,015       1,008,578
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(c)                       1,125       1,082,130
Lehman Brothers - UBS Commercial Mortgage Trust
   06-C6, A4 5.372%, 9/15/39                           1,055       1,042,769
Lehman Brothers - UBS Commercial Mortgage Trust
   07-C2, A2 5.303%, 2/15/40                             530         529,746

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

Lehman Brothers - UBS Commercial Mortgage Trust
   07-C6, A2 5.845%, 9/15/37                          $  585    $    593,204
Lehman Brothers Commercial Conduit Mortgage Trust
   07-C3, A4 6.134%, 7/15/44(c)                          271         276,674
Lehman Brothers Commercial Conduit Mortgage
   Trust 99-C2, A2 7.325%, 10/15/32                    1,095       1,129,328
MASTR Alternative Net Interest Margin Trust 05-CW1A,
   N1 144A 6.75%, 12/26/35(b)(f)                          69          57,039
MASTR Resecuritization Trust 05-1 144A 5%,
   10/28/34(b)                                           354         334,359
MASTR Resecuritization Trust 05-2 144A 4.75%,
   3/28/34(b)                                            338         305,666
Merrill Lynch Mortgage Trust 04-KEY2, A4 4.864%,
   8/12/39(c)                                          1,110       1,069,984
Merrill Lynch Mortgage Trust 06-C1, AM 5.843%,
   5/12/39(c)                                            440         440,149
Merrill Lynch/Countrywide Commercial Mortgage
   Investors, Inc. 06-3, 2A1 6.095%, 10/25/36(c)         313         316,589
Merrill Lynch/Countrywide Commercial Mortgage
   Trust 06-3, A4 5.414%, 7/12/46(c)                     950         941,113
Morgan Stanley Capital I 06-T23, A4 5.983%,
   8/12/41(c)                                            595         610,684
Morgan Stanley Capital I 07-IQ14, A2 5.61%,
   4/15/49                                               565         570,014
Morgan Stanley Mortgage Loan Trust 05-5AR,
   4A1 5.528%, 9/25/35(c)                                181         180,293
NationsLink Funding Corp. 99-2, A2C 7.229%,
   6/20/31(c)                                            584         590,887
PNC Mortgage Acceptance Corp. 00-C2, A2 7.30%,
   10/12/33(c)                                           605         633,452
Residential Funding Mortgage Securities I, Inc.
   05-SA1, 2A 4.855%, 3/25/35(c)                         339         338,768
SBA Commercial Mortgage Backed Securities Trust
   06-1A, B 144A 5.451%, 11/15/36(b)                     215         211,993
Structured Asset Securities Corp. 03-32, 1A1
   5.208%, 11/25/33(c)                                   745         716,204
Structured Asset Securities Corp. 05-1, 6A1 6%,
   2/25/35                                             1,079       1,072,104
UCFC Manufactured Housing 97-3, A4 6.975%,
   1/15/29                                               287         269,460
Wachovia Bank Commercial Mortgage Trust 04-C12,
   A4 5.409%, 7/15/41(c)                               1,010       1,003,063
Wachovia Mortgage Loan Trust LLC 06-A, B1 5.418%,
   5/20/36(c)                                            354         352,841



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

Washington Mutual Mortgage Pass-Through-Certificates,
   Inc. 05-AR3, A2 4.636%, 3/25/35(c)                 $  697    $    690,118
Wells Fargo Mortgage Backed Securities Trust 04-BB,
   A1 4.557%, 1/25/35(c)                                  99          98,424
Wells Fargo Mortgage Backed Securities Trust 05-5,
   1A1 5%, 5/25/20                                       689         670,769
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3 4.999%, 10/25/35(c)                      811         806,602
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A2 4.525%, 4/25/35(c)                        316         312,606
Wells Fargo Mortgage Backed Securities Trust
   07-AR3, A4 6.068%, 4/25/37(c)                         704         700,665

--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $34,203,093)                                     33,901,038
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.9%

BRAZIL--0.2%
Federative Republic of Brazil 7.875%, 3/7/15             200         226,400

CHILE--0.3%
Republic of Chile 5.755%, 1/28/08(c)                     315         315,000

RUSSIA--0.4%
Russian Federation RegS 7.50%, 3/31/30(c)(d)             418         468,048

--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $896,241)                                         1,009,448
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(e)--5.9%

ARUBA--0.1%
UFJ Finance AEC 6.75%, 7/15/13                           120         124,201

AUSTRALIA--0.4%
United Energy Distribution Holdings Property
   Ltd. 144A 5.45%, 4/15/16(b)                           265         261,991
Westfield Capital Corp. Ltd./ Westfield Finance
   Authority 144A 5.125%, 11/15/14(b)                    140         132,135
                                                                ------------
                                                                     394,126
                                                                ------------
BRAZIL--0.2%
Vale Overseas Ltd. 6.25%, 1/23/17                        210         212,352

CANADA--0.3%
Catalyst Paper Corp. 7.375%, 3/1/14                       65          48,750
Husky Energy, Inc. 6.20%, 9/15/17                        170         171,260
Xstrata Finance Ltd. 144A 5.80%, 11/15/16(b)             105         104,413
                                                                ------------
                                                                     324,423
                                                                ------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

CAYMAN ISLANDS--0.2%
Petrobras International Finance Co. 6.125%, 10/6/16   $  215    $    216,654

CHILE--1.1%
AES Gener SA 7.50%, 3/25/14                              295         309,216
Banco Santander Chile 144A 5.375%, 12/9/14(b)            190         183,897
Celulosa Arauco y Constitucion S.A. 5.625%, 4/20/15      215         208,901
Petropower I Funding Trust 144A 7.36%, 2/15/14(b)        457         459,086
                                                                ------------
                                                                   1,161,100
                                                                ------------
GERMANY--0.5%
Deutsche Bank AG NY Series GS 4.079%, 3/22/12(c)         620         596,812

KAZAKHSTAN--0.2%
Kazkommerts International BV 144A 8.50%, 4/16/13(b)      250         237,725

LUXEMBOURG--0.2%
FMC Finance Iii SA, 144A 6.875%, 7/15/17(b)              200         200,000

MEXICO--0.3%
Pemex Project Funding Master Trust 5.75%, 12/15/15       295         295,181

NETHERLANDS--0.5%
Coca-Cola HBC Finance BV 5.50%, 9/17/15                  245         241,069
Deutsche Telekom International Finance BV 5.75%,
   3/23/16                                               110         108,701
Intergen NV 144A 9%, 6/30/17(b)                          150         158,250
                                                                ------------
                                                                     508,020
                                                                ------------
QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. RegS
   5.298%, 9/30/20(d)                                    250         238,925

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A 6.212%, 11/22/16(b)    215         213,108
OJSC  AK Transneft (TransCapitalInvest Ltd.)
   144A 5.67%, 3/5/14(b)                                 265         258,511
TNK-BP Finance SA RegS 6.125%, 3/20/12(d)                170         163,217
                                                                ------------
                                                                     634,836
                                                                ------------



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

SINGAPORE--0.1%
ICICI Bank Ltd. RegS 5.75%, 11/16/10(d)               $  170    $    171,542

SOUTH KOREA--0.3%
Hynix Semiconductor, Inc. 144A 7.875%, 6/27/17(b)        235         229,125
Korea Development Bank 5.75%, 9/10/13                     70          70,286
                                                                ------------
                                                                     299,411
                                                                ------------
SPAIN--0.1%
Telefonica Emisiones SAU 6.421%, 6/20/16                 100         102,615

SWITZERLAND--0.1%
Petroplus Finance Ltd. 144A 6.75%, 5/1/14(b)             100          96,500

UNITED KINGDOM--0.3%
Diageo Capital plc 5.50%, 9/30/16                        115         112,370
Vodafone Group plc 5%, 9/15/15                           110         103,792
Vodafone Group plc 6.15%, 2/27/37                         95          91,161
                                                                ------------
                                                                     307,323
                                                                ------------
UNITED STATES--0.2%
Invesco plc 5.375%, 12/15/14                             245         239,241

--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,398,931)                                       6,360,987
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--97.6%
(IDENTIFIED COST $105,761,126)                                   105,291,968
                                                                ------------


SHORT-TERM INVESTMENTS--1.4%

COMMERCIAL PAPER(h)--1.4%
UBS Finance Delaware LLC 4.75%, 10/1/07               $1,490    $  1,490,000

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,490,000)                                       1,490,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(Identified Cost $107,251,126)                                   106,781,968(a)

Other assets and liabilities, net--1.0%                            1,097,615
                                                                ------------
NET ASSETS--100.0%                                              $107,879,583
                                                                ============

Phoenix Institutional Bond Fund





(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $957,325 and gross depreciation of $1,476,360 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $107,301,003.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $8,194,936 or 7.6% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(f) Illiquid and restricted security. Security valued at fair value determined in good faith by or under the direction of the Trustees. At September 30, 2007, this security amounted to a value of $57,688 or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedule of Investments.
(g) Escrowed to maturity.
(h) The rate shown is the discount rate.

Phoenix Low-Duration Core Plus Bond Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2007
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

U.S. GOVERNMENT SECURITIES--1.2%


U.S. TREASURY NOTES--1.2%
U.S. Treasury Note 4.75%, 5/31/12               $    100         $   102,273
U.S. Treasury Note 4.875%, 6/30/12                    45              46,259
U.S. Treasury Note 4.50%, 5/15/17                     45              44,747

--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $186,949)                                           193,279
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.1%

FHLMC 4.65%, 10/10/13                                 55              53,933
FNMA 5.50%, 10/1/18                                  156             155,657
FNMA 5%, 12/1/18                                      76              74,704
FNMA 4.50%, 12/1/19                                  158             152,518
FNMA 5%, 12/1/19                                     112             109,869
FNMA 5.50%, 2/1/35                                   203             199,335
FNMA 6%, 2/1/35                                      165             165,776
FNMA 6.50%, 8/1/36                                   206             209,661
FNMA 6%, 1/1/37                                       91              90,862
FNMA 04-W6, 1A4 5.50%, 7/25/34                       108             107,325
FNMA 05-65, DK 5%, 8/25/35                            10               9,904
FNMA 05-65, PJ 5%, 8/25/35                           110             109,181
FNMA 05-80, AD 5.50%, 9/25/35                         74              73,705

--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,523,912)                                       1,512,430
--------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--3.2%

FHLB 6%, 6/29/22                                      80              81,012
FHLMC 5.375%, 1/9/14                                 125             125,540
FHLMC 5.20%, 3/5/19                                  190             186,926
FHLMC 5.30%, 5/12/20                                 150             146,722

--------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $536,205)                                           540,200
--------------------------------------------------------------------------------

MUNICIPAL BONDS--3.3%

CALIFORNIA--1.6%
San Bernardino County Finance Authority
   Pension Obligation Taxable 6.99%,
   8/1/10 (MBIA Insured)                             250             263,013



                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------   ------------

ILLINOIS--0.8%
McHenry County Community Unified School
   District No. 12 Taxable 5%, 12/1/11
   (FSA Insured)                                $    140         $   139,835

MASSACHUSETTS--0.4%
Commonwealth of Massachusetts General
   Obligation Series C 5.50%, 12/1/17
   (FSA Insured)
                                                      60              67,933

PENNSYLVANIA--0.5%
Philadelphia School District Taxable
   Series C 4.29%, 7/1/10 (FSA Insured)               75              73,664

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $550,994)                                           544,445
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--2.9%

Chase Funding Mortgage Loan Asset-Backed
   Certificates 04-1, 1A4 4.111%, 8/25/30             66              64,565
Great America Leasing Receivables 05-1,
   A4 144A
   4.97%, 8/20/10(b)                                  70              69,637
GSAMP Trust 06-S4, M6 6.331%, 5/25/36(c)             105              13,554
MASTR Alternative Net Interest Margin
   06-6, N1 144A 6.129%, 9/26/46(b)(c)(f)             11               7,110
Nomura Asset Acceptance Corp. 07-1, 1A2
   5.669%, 3/25/47(c)                                125             124,414
Renaissance Home Equity Loan Trust 05-3,
   AF3 4.814%, 11/25/35(c)                           100              98,957
Soundview Home Equity Loan Trust 05-CTX1,
   A3 5.322%, 11/25/35(c)                            100              98,750

--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $574,448)                                           476,987
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--17.5%

AEROSPACE & DEFENSE--0.2%
L-3 Communications Corp. 7.625%, 6/15/12              40              41,100

AGRICULTURAL PRODUCTS--0.2%
Cargill, Inc. 144A 5.60%, 9/15/12(b)                  40              40,307

AIRLINES--2.7%
American Airlines, Inc. 01-1 6.977%,
   11/23/22                                          152             141,975
Continental Airlines, Inc. 98-1A 6.648%,
   3/15/19                                            56              56,179

Phoenix Low-Duration Core Plus Bond Fund

                                               PAR VALUE
                                                 (000)              VALUE
                                               ---------         -----------

AIRLINES--(CONTINUED)
Delta Air Lines, Inc. 00-1 7.379%, 11/18/11     $    137         $   138,795
United Airlines, Inc. 00-2 7.032%, 10/1/10            48              48,143
United Airlines, Inc. 01-1 6.071%, 3/1/13             65              65,234
                                                                 -----------
                                                                     450,326
                                                                 -----------
APPLICATION SOFTWARE--0.1%
Intuit, Inc. 5.75%, 3/15/17(r)                        14              13,362

ASSET MANAGEMENT & CUSTODY BANKS--0.4%
Janus Capital Group, Inc. 6.25%, 6/15/12              27              27,372
Nuveen Investments, Inc. 5%, 9/15/10                  35              33,066
                                                                 -----------
                                                                      60,438
                                                                 -----------
AUTOMOBILE MANUFACTURERS--0.2%
Daimler Finance North America LLC
   6.50%, 11/15/13                                    30              31,108

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 8.875%, 1/1/14                            30              31,050

BROADCASTING & CABLE TV--1.1%
Comcast Cable Holdings LLC 7.875%, 8/1/13             50              54,720
COX Communications, Inc. 4.625%, 6/1/13              130             122,626
                                                                 -----------
                                                                     177,346
                                                                 -----------
BUILDING PRODUCTS--0.1%
Esco Corp. 144A 8.625%, 12/15/13(b)                   21              20,790

CASINOS & GAMING--0.1%
MGM MIRAGE 8.50%, 9/15/10                              5               5,250
Seminole Hard Rock Entertainment, Inc./Seminole
   Hard Rock International LLC 144A 7.194%,
   3/15/14(b)(c)                                       8               7,850
                                                                 -----------
                                                                      13,100
                                                                 -----------
CONSUMER FINANCE--2.4%
Ford Motor Credit Co. LLC 8.359%, 11/2/07(c)          15              15,011
Ford Motor Credit Co. LLC 6.625%, 6/16/08             20              19,852
Ford Motor Credit Co. LLC 5.625%, 10/1/08            125             122,162
Ford Motor Credit Co. LLC 9.875%, 8/10/11             34              34,465
Ford Motor Credit Co. LLC 9.81%, 4/15/12(c)           36              36,900
GMAC LLC 6.808%, 5/15/09(c)                           50              48,174
GMAC LLC 6.875%, 9/15/11                              71              67,625
Residential Capital LLC 7.125%, 11/21/08              15              13,425
Residential Capital LLC 7%, 2/22/11                   45              36,675
                                                                 -----------
                                                                     394,289
                                                                 -----------



                                               PAR VALUE
                                                 (000)              VALUE
                                               ---------         -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.4%
International Lease Finance Corp. 4.75%,
   1/13/12                                      $     75         $    72,701

DIVERSIFIED METALS & MINING--0.1%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia) 6.875%, 2/1/14(d)                      20              20,350

ELECTRIC UTILITIES--1.5%
Consumers Energy Co. Series H 4.80%, 2/17/09         245             243,832

ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
General Cable Corp. 7.761%, 4/1/15(c)                 25              24,375

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Series B
   5.75%, 2/15/11                                     50              49,375

FOOD RETAIL--0.5%
Kroger Co. (The) 8.05%, 2/1/10                        75              79,772

GAS UTILITIES--0.2%
Knight, Inc. 6.50%, 9/1/12                            40              39,806

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A 9.125%, 11/15/14(b)                    16              16,920

HOTELS, RESORTS & CRUISE LINES--0.1%
Starwood Hotels & Resort Worldwide, Inc.
   6.25%, 2/15/13                                     22              22,080

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 7.30%, 11/15/11                            75              80,571

INVESTMENT BANKING & BROKERAGE--0.4%
Goldman Sachs Group, Inc. (The) 4.75%, 7/15/13        42              40,088
Lehman Brothers Holdings, Inc. 6%, 7/19/12            25              25,387
                                                                 -----------
                                                                      65,475
                                                                 -----------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Fisher Scientific International, Inc.
   6.125%, 7/1/15                                     25              24,544

MORTGAGE REITs--0.4%
iStar Financial, Inc. Series B 5.95%, 10/15/13        75              70,388

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc. 6.50%, 8/15/11                        75              77,755

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Forest Oil Corp. 8%, 6/15/08                         125             126,875
XTO Energy, Inc . 5.90%, 8/1/12                       20              20,384
                                                                 -----------
                                                                     147,259
                                                                 -----------

Phoenix Low-Duration Core Plus Bond Fund

                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

OIL & GAS REFINING & MARKETING--0.7%
Tesoro Corp. 6.25%, 11/1/12                     $     45         $    45,337
Valero Energy Corp. 4.75%, 6/15/13                    75              71,543
                                                                 -----------
                                                                     116,880
                                                                 -----------
OIL & GAS STORAGE & TRANSPORTATION--0.1%
ONEOK Partners LP 5.90%, 4/1/12                       20              20,238

OTHER DIVERSIFIED FINANCIAL SERVICES--0.2%
ERAC USA Finance Co. 144A 5.30%, 11/15/08(b)          30              29,759

PAPER PACKAGING--0.1%
Jefferson Smurfit Corp. 8.25%, 10/1/12                15              15,112

PAPER PRODUCTS--1.2%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09        35              31,325
Bowater, Inc. 8.694%, 3/15/10(c)                     125             106,250
Georgia Pacific Corp. 7.70%, 6/15/15                  30              30,000
Verso Paper Holdings LLC and Verso Paper,
   Inc. Series B 9.106%, 8/1/14(c)                    28              28,280
                                                                 -----------
                                                                     195,855
                                                                 -----------
RETAIL REITs--0.4%
Simon Property Group LP 4.60%, 6/15/10                50              49,043
Simon Property Group LP 5.60%, 9/1/11                 20              20,029
                                                                 -----------
                                                                      69,072
                                                                 -----------
SPECIALIZED REITs--0.4%
Host Hotels & Resorts LP 6.875%, 11/1/14              40              40,100
Ventas Realty LP/Ventas Capital Corp.
   6.75%, 6/1/10                                      20              20,350
                                                                 -----------
                                                                      60,450
                                                                 -----------
THRIFTS & MORTGAGE FINANCE--0.2%
Countrywide Financial Corp. 5.80%, 6/7/12             30              28,119

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Nextel Communications, Inc. Series D
   7.375%, 8/1/15                                     60              60,978

--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $2,928,802)                                       2,904,882
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--23.7%

Adjustable Rate Mortgage Trust 05-3,
   2A1 4.697%,
   7/25/35(c)                                        163             161,773
American General Mortgage Loan Trust 06-1,
   A2 144A 5.75%, 12/25/35(b)(c)                      75              74,484



                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

American Tower Trust L 07-1A, C 144A
   5.615%, 4/15/37(b)                           $     65         $    62,068
Banc of America Alternative Loan Trust
   06-9, A1 6%, 1/25/37                              143             143,348
Bear Stearns Commercial Mortgage Securities
   04-ESA, J 144A 5.817%, 5/14/16(b)                 140             142,530
Bear Stearns Structured Products, Inc.
   05-10 144A 7.629%, 4/26/35(b)(c)                   58              55,352
Chase Mortgage Finance Corp. 04-S3, 3A1
   6%, 3/25/34                                        95              94,810
Chase Mortgage Finance Corp. 06-A1, 4A1
   6.045%, 9/25/36(c)                                133             133,090
Citicorp Mortgage Securities, Inc. 06-7,
   1A1 6%, 12/25/36                                   89              89,090
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1 5.50%, 8/25/34                    69              68,887
Countrywide Home Loan Mortgage Pass-Through
   Trust 07-1, A2 6%, 2/25/37                         95              94,606
Credit Suisse First Boston Mortgage Securities
   Corp. 05-12, 6A1 6%, 1/25/36                       44              43,693
Credit Suisse First Boston Mortgage Securities
   Corp. 98-C1, B 6.59%, 5/17/40                     150             151,183
Credit Suisse First Boston Mortgage Securities
   Corp. 99-C1, A2 7.29%, 9/15/41                    126             129,593
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643%, 6/15/35(b)                                 75              73,607
First Union - Lehman Brothers - Bank of
   America 98-C2, A2 6.56%, 11/18/35                  79              79,576
Franchise Mortgage Acceptance Co. Loan
   Receivables Trust 98-CA, A2 144A 6.66%,
   1/15/12(b)                                         23              21,558
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622%, 11/25/35(c)                                34              33,987
GMAC Mortgage Corp. Loan Trust 06-HE2, A3
   6.32%, 5/25/36                                    115             115,014
GMAC Mortgage Corp. Loan Trust 06-HE3, A2
   5.75%, 10/25/36(c)                                115             113,132
GS Mortgage Securities Corp. II 07-EOP, G
   144A 6.645%, 3/6/20(b)(c)                          30              29,502
GS Mortgage Securities Corp. II 07-EOP,
   H 144A 5.578%, 3/6/20(b)(c)                        40              38,600
GSAA Trust 04-10, AF2 4.22%, 8/25/34(c)               22              22,101
GSAA Trust 04-5, AF2 4.736%, 6/25/34(c)               20              19,721

Phoenix Low-Duration Core Plus Bond Fund

                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

GSR Mortgage Loan Trust 05-AR6, 3A1
   4.561%, 9/25/35(c)                           $     35         $    34,736
Harborview Mortgage Loan Trust 05-15,
   B8 7.246%, 10/20/45(c)                             50              44,025
Harborview Mortgage Loan Trust 05-9, B10
   7.246%, 6/20/35(c)                                 44              42,363
Harborview Net Interest Margin Corp.
   06-12, N1 144A 6.409%, 12/19/36(b)                 25              25,047
IndyMac Index Mortgage Loan Trust 06-AR25,
   3A1 6.373%, 9/25/36(c)                             83              85,185
Indymac Index Mortgage Loan Trust 07-AR2, B1
   5.873%, 6/25/37(c)                                 45              44,249
JPMorgan Mortgage Acquisition Corp. 06-CW2,
   AF3 5.777%, 8/25/36(c)                            200             198,779
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
   1/25/21                                            80              78,830
Lehman Brothers - UBS Commercial Mortgage
   Trust 07-C6, A2 5.845%, 7/17/40                    50              50,701
Merrill Lynch/Countrywide Commercial
   Mortgage Investors, Inc. 06-3, 2A1 6.095%,
   10/25/36(c)                                        63              64,174
Residential Accredit Loans, Inc. 05-QA4, A5
   5.45%, 4/25/35(c)                                  79              79,619
Residential Funding Mortgage Securities I,
   Inc. 05-SA1, 2A 4.855%, 3/25/35(c)                127             127,038
Residential Funding Mortgage Securities I,
   Inc. 06-S4, A2 6%, 4/25/36                         89              90,153
SBA Commercial Mortgage Backed Securities
   Trust 06-1A, B 144A 5.451%, 11/15/36(b)            30              29,580
Structured Asset Securities Corp. 03-32, 1A1
   5.208%, 11/25/33(c)                                56              54,225
Structured Asset Securities Corp. 05-1, 6A1
   6%, 2/25/35                                       123             121,830
Wachovia Mortgage Loan Trust LLC 06-A, B1
   5.418%, 5/20/36(c)                                 75              74,523
Washington Mutual Mortgage Pass Through
   Certificates 06-AR16, 1A1 5.606%,
   12/25/36(c)                                        57              56,499
Wells Fargo Mortgage Backed Securities Trust
   04-BB, A1 4.557%, 1/25/35(c)                      147             145,694
Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3 3.989%, 12/25/34(c)                    152             149,739
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1 5.50%, 12/25/35                         91              88,004
Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1 5%, 5/25/20                              52              51,037



                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

Wells Fargo Mortgage Backed Securities
   Trust 05-AR10, 2A16 4.11%, 6/25/35(c)        $     75         $    72,703
Wells Fargo Mortgage Backed Securities
   Trust 07-AR3, A4 6.068%, 4/25/37(c)               141             140,133

--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,967,873)                                       3,940,171
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--20.7%

ARGENTINA--0.8%
Republic of Argentina 5.389%, 8/3/12(c)              150             134,840

AUSTRALIA--1.0%
Commonwealth of Australia Series 909 7.50%,
   9/15/09                                           189(g)          170,950

BRAZIL--2.5%
Federative Republic of Brazil 9.25%, 10/22/10        137             152,686
Federative Republic of Brazil 10.50%, 7/14/14         15              19,013
Federative Republic of Brazil 7.875%, 3/7/15          80              90,560
Federative Republic of Brazil 12.50%, 1/5/16         250(h)          159,165
                                                                 -----------
                                                                     421,424
                                                                 -----------
CANADA--1.3%
Commonwealth of Canada 3.75%, 6/1/08                 210(j)          210,431

COLOMBIA--1.0%
Republic of Colombia 9.75%, 4/23/09                   65              69,550
Republic of Colombia 11.75%, 3/1/10               76,000(k)           39,318
Republic of Colombia 10%, 1/23/12                     50              58,375
                                                                 -----------
                                                                     167,243
                                                                 -----------
COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b)             40              44,160

GERMANY--2.1%
Federal Republic of Germany 144A 3.25%,
   4/17/09(b)                                        250(l)          352,044

MEXICO--2.0%
United Mexican States 8.375%, 1/14/11                100             110,250
United Mexican States 6.625%, 3/3/15                  85              90,950
United Mexican States Series MI10 9.50%,
   12/18/14                                        1,338(m)          133,256
                                                                 -----------
                                                                     334,456
                                                                 -----------
NEW ZEALAND--0.5%
Commonwealth of New Zealand Series 708 6%,
   7/15/08                                           114(n)           85,668

Phoenix Low-Duration Core Plus Bond Fund

                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

NORWAY--1.3%
Kingdom of Norway 5.50%, 5/15/09                   1,130(o)      $   211,682

PHILIPPINES--1.0%
Republic of Philippines 8.375%, 3/12/09         $     90              94,275
Republic of Philippines 8.375%, 2/15/11               70              76,475
                                                                 -----------
                                                                     170,750
                                                                 -----------
RUSSIA--0.9%
Russian Federation RegS 8.25%, 3/31/10(e)            107             110,882
Russian Federation RegS 7.50%, 3/31/30(c)(e)          35              39,004
                                                                 -----------
                                                                     149,886
                                                                 -----------
SWEDEN--1.0%
Kingdom of Sweden Series 1043 5%, 1/28/09          1,050(p)          165,058

TRINIDAD AND TOBAGO--0.2%
Republic of Trinidad and Tobago RegS 9.875%,
   10/1/09(e)                                         30              32,874

TURKEY--1.8%
Republic of Turkey 0%, 5/6/09                        150(q)           97,204
Republic of Turkey 11.75%, 6/15/10                   155             178,637
Republic of Turkey 11.50%, 1/23/12                    20              24,100
                                                                 -----------
                                                                     299,941
                                                                 -----------
UNITED KINGDOM--0.3%
United Kingdom Treasury Bond 4.25%, 3/7/11            20(i)           39,893

VENEZUELA--2.7%
Republic of Venezuela 8.50%, 10/8/14                 155             155,775
Republic of Venezuela RegS 5.375%, 8/7/10(e)         313             295,002
                                                                 -----------
                                                                     450,777
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,298,135)                                       3,442,077
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--7.9%


AUSTRALIA--0.9%
Westfield Capital Corp. Ltd./ Westfield
   Finance Authority 144A 4.375%, 11/15/10(b)        150             144,526

CANADA--0.8%
Rogers Wireless Communications, Inc. 8%,
   12/15/12                                          125             130,947

CHILE--0.6%
Celulosa Arauco y Constitucion SA 7.75%,
   9/13/11                                            55              59,460



                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

CHILE--(CONTINUED)
Empresa Nacional de Electricidad SA 7.75%,
   7/15/08                                      $     40         $    40,660
                                                                 -----------
                                                                     100,120
                                                                 -----------


GERMANY--1.3%
Deutsche Telekom International Finance BV 8%,
   6/15/10                                           210             224,948

INDIA--0.3%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b)               50              50,123

LUXEMBOURG--0.1%
Tyco Electronic Group SA 144A 6%, 10/1/12(b)          15              15,182

MEXICO--0.5%
Fideicomiso Petacalco Trust 144A 10.16%,
   12/23/09(b)                                        38              39,375
Vitro S.A. de C.V. 144A 8.625%, 2/1/12(b)             40              39,600
                                                                 -----------
                                                                      78,975
                                                                 -----------
NETHERLANDS--0.2%
NXP BV/NXP Funding LLC 8.11%, 10/15/13(c)             35              32,638

POLAND--0.4%
Telekomunikacja Polska SA Finance BV 144A
   7.75%, 12/10/08(b)                                 75              77,193

QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd.
   144A 3.437%, 9/15/09(b)                            14              14,256

RUSSIA--0.6%
Gazprom OAO (Gaz Capital SA) 144A 6.212%,
   11/22/16(b)                                        95              94,164

SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09                100              98,000

TURKEY--0.6%
Bosphorus Financial Services Ltd. 144A
   7.358%, 2/15/12(b)(c)                             100              99,005

UNITED STATES--0.9%
Merrill Lynch & Co., Inc. 10.71%, 3/8/17             200(h)          111,566
Nova Chemicals Corp. 8.484%, 11/15/13(c)              49              48,265
                                                                 -----------
                                                                     159,831
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,330,968)                                       1,319,908
--------------------------------------------------------------------------------

Phoenix Low-Duration Core Plus Bond Fund

                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. 2.875%, 9/30/10   $     15         $    13,856
--------------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $13,073)                                             13,856
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(c)--8.7%

ADVERTISING--0.1%
Lamar Media Corp. Tranche F 6.875%, 3/31/14           10               9,900

ALTERNATIVE CARRIERS--0.0%
Level 3 Communications, Inc. Tranche B
   7.605%, 3/13/14                                     5               4,900

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.11%, 9/5/13             21              21,140
HBI Branded Apparel Ltd., Inc. Tranche 2
   9.11%, 3/15/14                                     25              25,187
Totes Isotoner Corp. Tranche B 7.814%, 1/16/13         6               5,791
                                                                 -----------
                                                                      52,118
                                                                 -----------
APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche FL
   7.36%, 10/24/12                                    33              31,951

AUTOMOBILE MANUFACTURERS--0.4%
Ford Motor Co. Tranche B 8.36%, 12/15/13              40              38,703
General Motors Corp. Tranche B 7.735%,
   11/29/13                                           30              29,029
                                                                 -----------
                                                                      67,732
                                                                 -----------
BROADCASTING & CABLE TV--0.6%
Charter Communications Operating LLC Tranche
   7.36%, 3/6/14                                      74              72,199
DIRECTV Holdings LLC Tranche B 6.83%, 4/13/13         33              32,790
                                                                 -----------
                                                                     104,989
                                                                 -----------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
First Data Corp. Tranche B3 7.71%, 9/24/14            55              53,350

DEPARTMENT STORES--0.4%
Neiman-Marcus Group, Inc. (The) Tranche 7.09%,
   4/6/13                                             62              60,629



                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

DISTRIBUTORS--0.2%
Building Materials Holding Corp. Tranche B
   7.85%, 11/10/13                              $     40         $    36,127

DIVERSIFIED CHEMICALS--0.1%
Huntsman Corp. Tranche B 7.07%, 8/16/12               18              18,134

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
ARAMARK Corp. Letter of Credit 7.445%, 1/26/14         1                 987
ARAMARK Corp. Tranche B 7.35%, 1/26/14                14              14,068
                                                                 -----------
                                                                      15,055
                                                                 -----------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Baldor Electric Co. Tranche 7.125%, 1/31/14            9               8,690

ENVIRONMENTAL & FACILITIES SERVICES--0.9%
Allied Waste North America, Inc. Letter of
   Credit A 7.07%, 1/15/12                            33              32,732
Allied Waste North America, Inc. Tranche B
   7.113%, 3/28/14                                    61              60,307
Duratek, Inc. Tranche B 7.66%, 6/30/16                 4               4,356
EnergySolutions LLC Tranche 7.57%, 2/26/14            35              34,388
EnergySolutions LLC Tranche B 7.66%, 6/7/13            9               9,087
EnviroCare Tranche C 7.57%, 6/30/16                                      463
                                                                 -----------
                                                                     141,333
                                                                 -----------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Mosaic Co. (The) Tranche  B 7.112%, 12/1/13           46              46,281

GENERAL REVENUE--0.0%
Wimar Opco LLC/Wimar Opco Finance Corp.
   Tranche B 7.61%, 1/3/12                             7               6,738

HEALTH CARE FACILITIES--0.6%
HCA, Inc. Tranche B 8.11%, 11/16/13                   15              14,682
Health Management Associates, Inc. Tranche B
   7.10%, 2/28/14                                     12              11,386
LifePoint Hospitals, Inc. Tranche B 6.945%,
   4/15/12                                            69              67,356
                                                                 -----------
                                                                      93,424
                                                                 -----------
HEALTH CARE SERVICES--0.2%
Davita, Inc. Tranche B1 6.86%, 10/5/12                39              38,022

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.6%
Mirant North America LLC Tranche B 7.07%, 1/3/13      20              19,740
NRG Energy, Inc. Letter of Credit 7.07%, 2/1/13       54              53,123

Phoenix Low-Duration Core Plus Bond Fund

                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--(CONTINUED)
NRG Energy, Inc. Tranche B1 7.07%, 2/1/13       $     23         $    22,598
                                                                 -----------
                                                                      95,461
                                                                 -----------
INTEGRATED TELECOMMUNICATION SERVICES--0.7%
NTELOS, Inc. Tranche B1 7.57%, 8/24/11               121             120,316

LEISURE FACILITIES--0.1%
AMF Bowling Worldwide, Inc. Tranche B 8.11%,
   5/17/13                                            21              20,475

OIL & GAS DRILLING--0.1%
Hercules Offshore, Inc. Tranche 7.11%, 7/11/13        20              19,700

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Helix Energy Solutions Group, Inc. Tranche
   7.34%, 7/1/13                                      57              56,516

PAPER PRODUCTS--0.4%
Domtar, Inc. Tranche B 6.735%, 3/7/14                 18              17,393
NewPage Corp. Tranche B 7.625%, 5/2/11                50              49,750
                                                                 -----------
                                                                      67,143
                                                                 -----------
PUBLISHING--0.4%
Idearc, Inc. Tranche B 7.35%, 11/17/14                35              34,389
Tribune Co. Tranche B 8.375%, 5/30/14                 25              22,844
                                                                 -----------
                                                                      57,233
                                                                 -----------
RESTAURANTS--0.3%
Burger King Corp. Tranche B1 6.875%, 6/30/12          47              46,441

SEMICONDUCTORS--0.2%
Freescale Semiconductor, Inc. Tranche 7.11%,
   12/1/13                                            40              37,914

SPECIALIZED FINANCE--0.4%
Solar Capital Corp. Tranche 8.818%, 2/11/13           64              62,884

SPECIALTY CHEMICALS--0.0%
JohnsonDiversey, Inc. Tranche B 7.86%, 12/16/11        7               6,516

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc. Tranche B1
   8.117%, 6/16/13                                    37              36,707
MetroPCS Wireless, Inc. Tranche B 7.625%,
   11/3/13                                            35              34,217
                                                                 -----------
                                                                      70,924
                                                                 -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,472,647)                                       1,450,896
--------------------------------------------------------------------------------


                                                PAR VALUE
                                                  (000)             VALUE
                                                ---------        -----------

FOREIGN LOAN AGREEMENTS--0.3%

GERMANY--0.3%
Fresenius Medical Care AG & Co. KGaA Tranche B
   6.73%, 3/31/13(c)                            $     45         $    43,286

--------------------------------------------------------------------------------
TOTAL FOREIGN LOAN AGREEMENTS
(IDENTIFIED COST $45,089)                                             43,286
--------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES--0.2%

INDONESIA--0.2%
Republic of Indonesia (Citigroup, Inc.)
   11.341%, 6/15/09                                   38              34,830
--------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $35,443)                                             34,830
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $16,464,538)                                     16,417,247
                                                                 -----------

SHORT-TERM INVESTMENTS--1.1%

COMMERCIAL PAPER(s)--1.1%
UBS Finance Delaware LLC 4.75%, 10/1/07         $    190         $   190,000

--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $190,000)                                           190,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $16,654,538)                                     16,607,247(a)

Other assets and liabilities, net--0.1%                               12,714
                                                                 -----------
NET ASSETS--100.0%                                               $16,619,961
                                                                 ===========

Phoenix Low-Duration Core Plus Bond Fund





(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $95,717 and gross depreciation of $146,816 for federal income tax purposes. At September 30, 2007, the aggregate cost of securities for federal income tax purposes was $16,658,346.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities amounted to a value of $1,714,329 or 10.3% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2007, this security amounted to a value of $7,110 or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.
(g) Par value represents Australian Dollar.
(h) Par value represents Brazilian Real.
(i) Par value represents British Pound.
(j) Par value represents Canadian Dollar.
(k) Par value represents Colombian Peso.
(l) Par value represents Euro.
(m) Par value represents Mexican Peso.
(n) Par value represents New Zealand Dollar.
(o) Par value represents Norwegian Krone.
(p) Par value represents Swedish Krona.
(q) Par value represents Turkish Lira.
(r) All or a portion segregated as collateral for forward currency contracts.
(s) The rate shown is the discount rate.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)


     NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Phoenix Institutional Mutual Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


       A. SECURITY VALUATION

           Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

           Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

           As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

             Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold.

            Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.


           In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


       B. FOREIGN SECURITY COUNTRY DETERMINATION

           A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

       NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

           Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.


           Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED) (CONTINUED)


           At September 30, 2007, the Funds held the following restricted securities:


                                                                  Market      % of
                                    Acquisition    Acquisition    Value at    Net Assets at
                                    Date           Cost           9/30/07     9/30/07
                                    -----------    -----------    --------    -------------
Institutional Bond Fund

   GSAMP Net Interest
   Margin Trust
   05-NC1 144A
   5%, 2/25/35                      2/7/05         $771           $649        0%

   MASTR Alternative
   Net Interest Margin Trust
   05-CW1A, N1 144A
   6.75%, 12/26/35                  11/15/05       69,868         57,039      0.1%

Low-Duration Core Plus Bond Fund

   MASTR Alternative
   Net Interest Margin Trust
   06-6, N1 144A
   6.129%, 9/26/46                  8/3/06         $10,870        $7,110      0.0%


           The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Institutional Mutual Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer (principal financial officer)

Date                       November 20, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.